Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Operating expenses from other related parties	$ 799	$ 866	$ 515
Total income (expenses)	(13,610)	(21,875)	(19,619)
KNOT Shuttle Tankers AS
Related Party Transaction
Voyage expenses and commissions	59
KNOT Management
Related Party Transaction
Administration fee	1,356	1,277	1,131
KOAS
Related Party Transaction
Administration fee	699	780	654
KOAS | Equipment purchased
Related Party Transaction
Amount of parts purchased	1,840
KOAS UK
Related Party Transaction
Administration fee	76	80	118
KNOT.
Related Party Transaction
Time charter income from KNOT	14,531	6,427	4,883
Vessel operating expenses	15,828	16,812	14,693
Technical and operational management fee from KNOT to Vessels	9,265	8,429	7,342
Administration fee	59	$ 58	$ 49
KNOT and affiliates
Related Party Transaction
Amount of parts purchased	$ 1,150